ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 169,303	$ 180,989